Dividends (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividends
Dividend paid	¥ 0	¥ 0	¥ 0
Dividend declared	¥ 0	¥ 0	¥ 0